LONG TERM LOAN (Details Narrative) - USD ($)			12 Months Ended
	Aug. 25, 2020	Jul. 19, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense			$ 24,380	$ 30,009	$ 32,468
Loan Agreement [Member] | Thalesco Eurotronics Pte Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan facility amount		$ 2,000,000
Maturity date description		original maturity date on July 30, 2017, and renewed until July 30, 2020, to finance the drilling of one well in Kruh Block.
Maturity date		Jul. 30, 2017
Interest rate		1.50%
Repaid of loan	$ 1,000,000